Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 07, 2022
Keno Hill [member]
Disclosure of operating segments [line items]
Receipt of Shares as Consideration for Termination, Value				$ 141
Salobo and Sudbury [member] | Vale [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator		35.00%	32.00%
Antamina and Yauliyacu [member] | Glencore plc [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator		14.00%	18.00%
Constancia and 777 [member] | Hudbay Minerals Inc. [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator		16.00%	17.00%
Yauliyacu [member]
Disclosure of operating segments [line items]
Cash consideration received upon disposal of mineral stream interest	$ 132
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales		10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales		10.00%	10.00%